SHARE CAPITAL (Narrative - Share-based Compensation ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015	Jun. 30, 2009
Share-based compensation [Line Items]
Total unrecognized compensation cost	$ 6,479	$ 1,485
Recognition period	2 years	2 years
New option plan [Member]
Share-based compensation [Line Items]
Number of shares available for grant	1,579,343
Number of shares authorized under the plan				2,690,694
Share options [Member]
Share-based compensation [Line Items]
Number of shares available for grant					1,635,694
Aggregate intrinsic value of the total outstanding options	$ 5,821
Aggregate intrinsic value of the total vested options	4,270
Share options [Member] | Employees and directors [Member]
Share-based compensation [Line Items]
Fair value of options granted	6,592	$ 1,683
Share options [Member] | Consultants [Member]
Share-based compensation [Line Items]
Fair value of options granted	$ 686	$ 183	$ 426
Exercisable period	10 years	6 years	10 years
Share options [Member] | Director [Member]
Share-based compensation [Line Items]
Exercisable period	10 years	10 years
Share options [Member] | Employee [Member]
Share-based compensation [Line Items]
Exercisable period	10 years	10 years